UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              LSV Value Equity Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-FUND-LSV

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                        THE ADVISORS' INNER CIRCLE FUND


                               [LSV Logo Omitted]

                                      LSV
                               Value Equity Fund


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2004






                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                               BEFORE INVESTING.

                               [LSV Logo Omitted]

             MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


The total return of the Fund and the benchmark Russell 1000 Value Index for trailing periods ended April 30, 2004, were as follows:

                                                                                                      Since
                              4 Months        1 Year        2 Years      3 Years       5 Year       Inception
                              --------      ---------      --------     ---------     ---------     ---------
LSV Value Equity Fund           2.7%          35.9%          6.1%          7.3%          6.4%          8.0%
Russell 1000 Value              0.5%          26.3%          4.8%          1.8%          1.5%          3.3%
S&P 500                         0.1%          22.9%          3.2%         -2.4%         -2.3%         -1.5%

AS OF 4/30/04; PERIODS LONGER THAN ONE YEAR ARE ANNUALIZED; INCEPTION DATE IS 3/31/99.

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-FUND-LSV (1-888-386-3578).

LSV's value equity strategy has performed well in the recent environment as the value style of investing has been in favor as have mid-sized stocks. During the past year, LSV outperformed the benchmark Russell 1000 Value Index and the S&P 500 Index. Factors contributing to the excess return were our deep value style discipline being in favor, stock selection and the mid-sized capitalization bias in the portfolio. By comparison, the Russell Mid Cap Value Index is up 34.9% over the past year, a significantly higher return than the Russell 1000 Value Index. LSV's overweight in mid-sized stocks relative to the benchmark added value. Stock selection also added value this year as the portfolio benefited from several acquisitions; particularly in the financial sector, including Banc One, Fleet Boston Financial and Greenpoint Financial.

The defensive, value characteristics of the portfolio and good stock selection are the primary reasons for the significant long-term outperformance relative to the benchmark.

The portfolio characteristics shown below (as of April 30, 2004) demonstrate the deep valuation discount of the Fund's portfolio relative to the indices:

                                                                      Russell 1000                  S&P 500
      Characteristic                           Fund                    Value Index                    Index
      --------------                           ----                   ------------                  -------
      Price-to-Earnings Ratio                 12.2x                          15.9x                    19.5x
      Price-to-Book Ratio                      1.8x                           2.3x                     3.0x
      Dividend Yield                           2.3%                           2.3%                     1.7%

LSV continues to seek attractively priced stocks relative to the current market environment using a disciplined and risk controlled, value-oriented investment strategy. We plan to remain fully invested and broadly diversified by industry and by individual security.


INVESTMENT PERFORMANCE REFLECTS VOLUNTARY FEE WAIVERS PREVIOUSLY IN EFFECT. IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS. THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

STATEMENT OF NET ASSETS
April 30, 2004                                                       (Unaudited)

                                                                          Market
                                                                           Value
LSV VALUE EQUITY FUND                                  Shares              (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.4%)
AEROSPACE & DEFENSE (0.4%)
   Goodrich                                            38,500          $  1,108
                                                                       --------
AGRICULTURAL OPERATIONS (0.7%)
   Monsanto                                            52,400             1,813
                                                                       --------
APPAREL/TEXTILES (0.5%)
   VF                                                  25,200             1,163
                                                                       --------
AUTOMOTIVE (3.7%)
   Autoliv                                             67,800             2,884
   Delphi                                              99,100             1,011
   Ford Motor                                         231,300             3,553
   General Motors                                      40,900             1,939
                                                                       --------
                                                                          9,387
                                                                       --------
BANKS (16.7%)
   AmSouth Bancorp                                     53,600             1,180
   Astoria Financial                                   63,900             2,200
   Bank of America                                    113,085             9,102
   Bank of Hawaii                                      25,800             1,128
   Bank One                                            39,300             1,940
   Comerica                                            10,200               527
   Greenpoint Financial                                54,750             2,135
   JP Morgan Chase                                    164,400             6,182
   Keycorp                                             30,500               906
   National City                                       42,800             1,484
   Popular                                             47,200             1,982
   Regions Financial                                   31,600             1,097
   UnionBanCal                                         52,800             2,821
   US Bancorp                                          41,100             1,054
   Wachovia                                           121,600             5,563
   Washington Mutual                                   72,000             2,836
                                                                       --------
                                                                         42,137
                                                                       --------
BUILDING & CONSTRUCTION (1.4%)
   Eagle Materials                                        806                53
   Eagle Materials                                      2,712               174
   KB Home, Cl B                                       22,200             1,530
   Lafarge North America                               17,700               783
   Pulte Homes                                         18,000               885
                                                                       --------
                                                                          3,425
                                                                       --------
CHEMICALS (1.5%)
   Cytec Industries*                                   32,000             1,258
   FMC*                                                37,900             1,625
   Lubrizol                                            27,600               878
                                                                       --------
                                                                          3,761
                                                                       --------
COMMERCIAL SERVICES (1.1%)
   Brink's                                             33,700               935
   Convergys*                                         118,000             1,713
                                                                       --------
                                                                          2,648
                                                                       --------

                                                                          Market
                                                                           Value
                                                       Shares              (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMPUTERS & SERVICES (4.5%)
   Computer Sciences*                                  23,400          $    958
   Electronic Data Systems                             94,600             1,730
   Hewlett-Packard                                    206,000             4,058
   Maxtor*                                            188,000             1,224
   NCR*                                                57,400             2,565
   Western Digital*                                    84,900               686
                                                                       --------
                                                                         11,221
                                                                       --------
CONSUMER DISCRETIONARY (1.0%)
   Energizer Holdings*                                 56,600             2,451
                                                                       --------
DIVERSIFIED MANUFACTURING (0.4%)
   Textron                                             17,500               966
                                                                       --------
ELECTRICAL SERVICES (5.5%)
   Centerpoint Energy                                  43,500               469
   Constellation Energy Group                          30,600             1,178
   Duquesne Light Holdings                            109,000             2,046
   Edison International                               140,100             3,278
   Exelon                                              28,000             1,874
   Northeast Utilities                                 66,800             1,226
   OGE Energy                                          40,000               962
   PNM Resources                                       25,700               750
   Sempra Energy                                       66,500             2,112
                                                                       --------
                                                                         13,895
                                                                       --------
ENTERTAINMENT (1.5%)
   Blockbuster, Cl A                                  118,000             1,953
   Callaway Golf                                      101,800             1,727
                                                                       --------
                                                                          3,680
                                                                       --------
FINANCIAL SERVICES (9.2%)
   Allied Capital                                      48,800             1,158
   Bear Stearns                                        38,300             3,069
   Capital One Financial                               33,700             2,208
   Citigroup                                          175,200             8,425
   Countrywide Financial                               63,600             3,772
   Deluxe                                              33,700             1,392
   Freddie Mac                                         21,200             1,238
   Knight Trading Group*                              150,100             1,744
   Piper Jaffray*                                         411                20
                                                                       --------
                                                                         23,026
                                                                       --------
FOOD, BEVERAGE & TOBACCO (4.2%)
   Adolph Coors, Cl B                                  16,300             1,071
   Altria Group                                        62,800             3,478
   PepsiAmericas                                       68,100             1,364
   Supervalu                                           69,600             2,143
   Tyson Foods, Cl A                                   84,100             1,576
   Universal                                           20,200             1,015
                                                                       --------
                                                                         10,647
                                                                       --------
GAS/NATURAL GAS (0.4%)
   Nicor                                               26,700               908
                                                                       --------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2004                                                       (Unaudited)

                                                                          Market
                                                                           Value
LSV VALUE EQUITY FUND                                  Shares              (000)
--------------------------------------------------------------------------------
HOTELS & LODGING (0.8%)
   Aztar*                                              78,400          $  2,031
                                                                       --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.1%)
   Maytag                                              35,000               976
   Whirlpool                                           28,800             1,887
                                                                       --------
                                                                          2,863
                                                                       --------
INSURANCE (9.9%)
   Allstate                                           103,900             4,769
   American Financial Group                            87,400             2,683
   AmerUs Group                                        36,600             1,413
   Cigna                                               26,900             1,735
   Fidelity National Financial                         29,975             1,097
   Humana*                                            100,500             1,637
   Lincoln National                                    70,000             3,141
   Loews                                               24,700             1,433
   MBIA                                                17,500             1,030
   Metlife                                             49,200             1,697
   Old Republic International                          40,900               950
   PMI Group                                           19,400               835
   St Paul Travelers                                      926                38
   Stancorp Financial Group                            16,400             1,015
   Torchmark                                           25,300             1,317
                                                                       --------
                                                                         24,790
                                                                       --------
INTERNET CONTENT (0.6%)
   ProQuest*                                           59,200             1,581
                                                                       --------
LABORATORY EQUIPMENT (0.6%)
   PerkinElmer                                         72,700             1,399
                                                                       --------
LEASING & RENTING (0.5%)
   Ryder System                                        35,700             1,313
                                                                       --------
LUMBER & WOOD PRODUCTS (1.1%)
   Georgia-Pacific                                     81,200             2,850
                                                                       --------
MACHINERY (1.7%)
   Briggs & Stratton                                   16,900             1,183
   Cummins                                             23,800             1,424
   Johnson Controls                                    26,400             1,448
   Tecumseh Products, Cl A                              8,600               334
                                                                       --------
                                                                          4,389
                                                                       --------
OPTICAL SUPPLIES (0.9%)
   Bausch & Lomb                                       35,800             2,249
                                                                       --------
PETROLEUM & FUEL PRODUCTS (12.1%)
   Amerada Hess                                        36,900             2,625
   Anadarko Petroleum                                  20,500             1,098
   ChevronTexaco                                       80,700             7,384
   ConocoPhillips                                      78,200             5,576
   Exxon Mobil                                         47,600             2,025
   Marathon Oil                                       101,600             3,410
   Occidental Petroleum                                91,200             4,305
   Stone Energy*                                       27,700             1,363


                                                                          Market
                                                                           Value
                                                       Shares              (000)
--------------------------------------------------------------------------------


   Sunoco                                              42,500          $  2,673
                                                                       --------
                                                                         30,459
                                                                       --------
PHARMACEUTICALS (1.5%)
   Alpharma, Cl A                                      54,700             1,189
   Bristol-Myers Squibb                                35,100               881
   King Pharmaceuticals*                               97,000             1,673
                                                                       --------
                                                                          3,743
                                                                       --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.5%)
   Eastman Kodak                                       50,500             1,302
                                                                       --------
PRINTING & PUBLISHING (0.7%)
   American Greetings, Cl A*                           33,400               685
   RR Donnelley & Sons                                 39,800             1,171
                                                                       --------
                                                                          1,856
                                                                       --------
RAILROADS (1.4%)
   Burlington Northern Santa Fe                        77,800             2,544
   Union Pacific                                       17,400             1,025
                                                                       --------
                                                                          3,569
                                                                       --------
RETAIL (4.7%)
   Albertson's                                         51,100             1,194
   Barnes & Noble*                                     49,300             1,472
   BJ's Wholesale Club*                                49,800             1,207
   Darden Restaurants                                  40,700               922
   Federated Department Stores                         65,000             3,185
   Jack in the Box*                                    50,800             1,376
   Papa John's International*                          25,300               846
   Safeway*                                            44,400             1,019
   Sears Roebuck                                       16,900               677
                                                                       --------
                                                                         11,898
                                                                       --------
SPECIALTY CHEMICALS (0.5%)
   Sherwin-Williams                                    31,800             1,210
                                                                       --------
STEEL & STEEL WORKS (0.4%)
   Steel Dynamics*                                     40,100               965
                                                                       --------
TELEPHONES & TELECOMMUNICATIONS (5.7%)
   BellSouth                                          207,800             5,363
   SBC Communications                                  69,300             1,726
   Sprint-FON Group                                   195,700             3,501
   Verizon Communications                             101,200             3,819
                                                                       --------
                                                                         14,409
                                                                       --------
TOTAL COMMON STOCK
   (Cost $201,716)                                                      245,112
                                                                       --------

WARRANTS (0.0%)
   Washington Mutual(A)*                               25,900                 4
                                                                       --------
TOTAL WARRANTS
   (Cost $0)                                                                  4
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2004                                                       (Unaudited)

                                                         Face             Market
                                                       Amount              Value
LSV VALUE EQUITY FUND (concluded)                       (000)              (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.0%)
   Morgan Stanley
     0.750%, dated 04/30/04,
     to be repurchased on 05/03/03,
     repurchase price $5,114,164
     (collateralized by U.S.
     Government obligations,
     total market value
     $5,216,122)                                       $5,114          $  5,114
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $5,114)                                                          5,114
                                                                       --------
TOTAL INVESTMENTS (99.4%)
   (Cost $206,830)                                                      250,230
                                                                       --------

OTHER ASSETS & LIABILITIES (0.6%)
Investment Advisory Fees Payable                                           (116)
Administrative Fees Payable                                                 (18)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         1,744
                                                                       --------
TOTAL OTHER ASSETS & LIABILITIES                                          1,609
                                                                       --------


                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 18,553,064 outstanding
   shares of beneficial interest                                       $200,455
Undistributed net investment income                                       1,226
Accumulated net realized gain on
   investments                                                            6,758
Net unrealized appreciation on investments                               43,400
                                                                       --------
TOTAL NET ASSETS (100.0%)                                              $251,839
                                                                       ========
Net Asset Value, Offering and
   Redemption Price Per Share                                            $13.57
                                                                       ========
 *  NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL -- CLASS










    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six-month period ended April 30, 2004                                                         (Unaudited)


                                                                                                       LSV VALUE
                                                                                                      EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $2).....................................          $ 2,739
   Interest  .................................................................................               12
-------------------------------------------------------------------------------------------------------------------
     Total Investment Income .................................................................            2,751
-------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..................................................................              659
   Administration Fees .......................................................................              104
   Trustees' Fees ............................................................................                3
   Transfer Agent Fees .......................................................................               18
   Registration and Filing Fees ..............................................................               18
   Professional Fees .........................................................................               12
   Printing Fees .............................................................................                7
   Custodian Fees ............................................................................                6
   Insurance and Other Fees ..................................................................                2
-------------------------------------------------------------------------------------------------------------------
   Net Expenses ..............................................................................              829
-------------------------------------------------------------------------------------------------------------------
       Net Investment Income..................................................................            1,922
-------------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments .............................................................            6,761
Net Change in Unrealized Appreciation on Investments..........................................           14,364
-------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments..........................................           21,125
-------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations..........................................          $23,047
===================================================================================================================






    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 2004 (Unaudited) and the year ended October 31, 2003

                                                                                       LSV VALUE EQUITY FUND
                                                                                -----------------------------------
                                                                                     11/01/03         11/01/02
                                                                                    TO 4/30/04       TO 10/31/03
-------------------------------------------------------------------------------------------------------------------

Operations:
   Net Investment Income ......................................................       $ 1,922         $ 2,367
   Net Realized Gain on Investments ...........................................         6,761           2,239
   Net Change in Unrealized Appreciation on Investments.........................       14,364          34,035
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations......................        23,047          38,641
-------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ......................................................        (2,754)         (1,030)
   Net Realized Gain............................................................       (2,242)            (43)
-------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions.........................................        (4,996)         (1,073)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .....................................................................        35,133         114,083
   In Lieu of Dividends and Distributions .....................................         4,899           1,015
   Redeemed ...................................................................       (20,810)         (3,915)
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived from Capital Share Transactions .......        19,222         111,183
-------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...........................................        37,273         148,751
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ........................................................       214,566          65,815
-------------------------------------------------------------------------------------------------------------------
   End of Period (Including Undistributed Net Investment Income
     of $1,226 and $2,058, respectively).......................................      $251,839        $214,566
===================================================================================================================
Shares Transactions:
   Issued .....................................................................         2,592          10,638
   In Lieu of Dividends and Distributions .....................................           389             101
   Redeemed ...................................................................        (1,486)           (360)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions..................         1,495          10,379
===================================================================================================================







    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period

For the Periods Ended April 30, 2004 (Unaudited) and October 31,





                     Net                       Realized and                     Dividends
                    Asset                       Unrealized                        from          Distributions        Total
                    Value           Net        Gains (Losses)      Total           Net              from           Dividends
                  Beginning      Investment         on             from         Investment        Realized            and
                  of Period        Income       Investments      Operations       Income            Gains         Distributions
                  ---------      ----------    ------------      ----------     ----------      -------------     -------------
---------------------
LSV VALUE EQUITY FUND
---------------------
2004*              $12.58          $0.23          $ 1.05          $ 1.28          $(0.16)          $(0.13)          $(0.29)
2003                 9.85           0.13            2.73            2.86           (0.12)           (0.01)           (0.13)
2002                10.82           0.15           (0.68)          (0.53)          (0.14)           (0.30)           (0.44)
2001                10.87           0.07           (0.05)           0.02           (0.06)           (0.01)           (0.07)
2000                10.33           0.10            0.50            0.60           (0.06)              --            (0.06)
1999(1)             10.00           0.05            0.28            0.33              --               --               --



                                                                                   Ratio           Ratio
                     Net                            Net                           of Net        of Expenses
                    Asset                         Assets           Ratio        Investment       to Average
                    Value                           End         of Expenses       Income         Net Assets       Portfolio
                     End           Total         of Period       to Average      to Average      (Excluding        Turnover
                  of Period       Return+          (000)         Net Assets      Net Assets        Waivers)          Rate
                  ---------       -------        ----------      ----------     -----------     ------------      ---------
---------------------
LSV VALUE EQUITY FUND
---------------------

2004*              $13.57          10.31%       $251,839            0.69%           1.61%            0.69%           10.24%
2003                12.58          29.33         214,566            0.72            1.84             0.73             9.52
2002                 9.85          (5.37)         65,815            0.81            1.52             0.87            36.64
2001                10.82           0.16          47,944            0.90            1.06             0.94            37.40
2000                10.87           5.86          25,039            0.90            1.29             1.57            31.11
1999(1)             10.33           3.30          13,365            0.90            0.95             1.97            10.70

* For the six-month period ended April 30, 2004. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The LSV Value Equity Fund commenced operations on March 31, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.








    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2004                                                       (Unaudited)


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available, of which there were none as of April 30, 2004, are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.


   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using (pi)the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND SHAREHOLDER
   SERVICING AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.10% of the fund's first $100 million of average daily net assets; 0.08% of the next $100

NOTES TO FINANCIAL STATEMENTS
April 30, 2004                                                       (Unaudited)


million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. there is a minimum annual fee of $75,000 for the Fund and $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 12, 2002. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999, under which the Adviser receives an annual fee equal to 0.55% of the average daily net assets. Effective April 1, 2002, the Adviser has agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds
from security sales, other than short-term investments, for the year ended April 30, 2004, were as follows (000):
Purchases.........................................................    $35,502
Sales.............................................................     24,253

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United


States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the years ended October 31, 2003, and October 31, 2002, were as follows (000):

                               ORDINARY      LONG-TERM
                                INCOME      CAPITAL GAIN      TOTAL
                               --------     -------------     ------
      2003                      $1,030          $ 43          $1,073
      2002                         960           969           1,929

As of October 31, 2003, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income                                      $ 3,164
Undistributed Long-Term Capital Gain                                 1,134
Unrealized Appreciation                                             29,036
Other Temporary Differences                                             (1)
                                                                    ------
Total Distributable Earnings                                       $33,333
                                                                   =======

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2004 were as follows
(000):

                                                            NET
      FEDERAL        APPRECIATED      DEPRECIATED       UNREALIZED
     TAX COST         SECURITIES       SECURITIES      APPRECIATION
     --------        -----------      ------------     -------------
     $206,830          $48,613          $(5,213)          $43,400

--------------------------------------------------------------------------------

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP









     A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 888-FUND-LSV; and (ii) on the Commission's website at http://www.sec.gov.


LSV-SA-003-0600

--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 6/25/04


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.